Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Series I shares | Invesco V.I. Diversified Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Invesco V.I. Diversified Dividend Fund - Series I shares
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide reasonable current income and long-term growth of income and capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems an interest in an insurance company separate account that invests in the Series I shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies which pay dividends and have the potential for increasing dividends. In complying with the 80% investment requirement, the Fund may include synthetic securities that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement.

The Fund may invest up to 20% of its total assets in investment-grade debt securities of U.S. issuers. The Fund may also invest up to 25% of its total assets in foreign securities.

In selecting investments, the portfolio managers seek to identify dividend-paying issuers with strong profitability, solid balance sheets and capital allocation policies that support sustained or increasing dividends and share repurchases. Through fundamental research, financial statement analysis and the use of several valuation techniques, the management team estimates a target price for each security over a 2-3 year investment horizon. The portfolio managers manage risk utilizing a valuation framework, careful stock selection and a rigorous buy-and-sell discipline and incorporate an assessment of the potential reward relative to the downside risk to determine a fair valuation over the investment horizon. When evaluating cyclical businesses, the management team seeks companies that have normalized earnings power greater than that implied by their current market valuation and that return capital to shareholders via dividends and share repurchases. The portfolio managers then construct a portfolio they believe provides the best total return profile, which is created by seeking a combination of price appreciation potential, dividend income and capital preservation.

The portfolio managers maintain a rigorous sell discipline and consider selling or trimming a stock when it no longer materially meets our investment criteria, including when (1) a stock reaches its fair valuation (target price); (2) a company’s fundamental business prospects deteriorate; or (3) a more attractive investment opportunity presents itself.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Call Risk. If interest rates fall, it is possible that issuers of debt securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Fund’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates, political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity, and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s and the underlying funds’ portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Synthetic Securities Risk. Fluctuations in the values of synthetic securities may not correlate perfectly with the instruments they are designed to replicate. Synthetic securities may be subject to interest rate changes, market price fluctuations, counterparty risk and liquidity risk.

Value Investing Style Risk. The Fund emphasizes a value style of investing, which focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market. Value stocks also may decline in price, even though in theory they are already underpriced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, loss of money is a risk of investing.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the Morgan Stanley Variable Investment Series Dividend Growth Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to those of the Fund. The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund’s and predecessor fund’s past performance is not necessarily an indication of its future performance.

The returns shown prior to June 1, 2010 are those of the Class X shares of the predecessor fund, which are not offered by the Fund. The predecessor fund was advised by Morgan Stanley Investment Advisors Inc. The predecessor fund was reorganized into Series I shares of the Fund on June 1, 2010. Series I shares’ returns will be different from the predecessor fund as they have different expenses.

All performance shown assumes the reinvestment of dividends and capital gains.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s and the Morgan Stanley Variable Investment Series Dividend Growth Portfolio’s (the predecessor fund) performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark with investment objectives and strategies similar to those of the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s and predecessor fund’s past performance is not necessarily an indication of its future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (ended June 30, 2003): 17.28% Worst Quarter (ended September 30, 2002): (21.08)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2011)
Series I shares | Invesco V.I. Diversified Dividend Fund | Class: Series I shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther
Management Fees	rr_ManagementFeesOverAssets	0.52%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
2002	rr_AnnualReturn2002	(18.01%)
2003	rr_AnnualReturn2003	27.89%
2004	rr_AnnualReturn2004	8.46%
2005	rr_AnnualReturn2005	5.61%
2006	rr_AnnualReturn2006	11.09%
2007	rr_AnnualReturn2007	4.22%
2008	rr_AnnualReturn2008	(36.35%)
2009	rr_AnnualReturn2009	24.30%
2010	rr_AnnualReturn2010	10.48%
2011	rr_AnnualReturn2011	0.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2002
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.08%)
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	(1.81%)
10 Years	rr_AverageAnnualReturnYear10	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 1990
Series I shares | Invesco V.I. Diversified Dividend Fund | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Series I shares | Invesco V.I. Diversified Dividend Fund | Russell 1000 Value Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%	[2]
5 Years	rr_AverageAnnualReturnYear05	(2.64%)	[2]
10 Years	rr_AverageAnnualReturnYear10	3.89%	[2]
Series I shares | Invesco V.I. Diversified Dividend Fund | Russell 1000 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	(0.02%)	[2]
10 Years	rr_AverageAnnualReturnYear10	3.34%	[2]
Series I shares | Invesco V.I. Diversified Dividend Fund | Lipper VUF Large-Cap Value Fund Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.70%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.26%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.60%	[3]
Series I shares | Invesco V.I. Diversified Dividend Fund | Lipper VUF Large-Cap Core Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.10%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.79%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.30%	[3]

[1]	The Adviser has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 0.77% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the number reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.
[2]	The Fund has elected to use the Russell 1000 Value Index to represent its style specific market benchmark rather than the Russell 1000 Index because the Russell 1000 Value Index more closely reflects the performance of the types of securities in which the Fund invests.
[3]	The Fund has elected to use the Lipper VUF Large-Cap Value Funds Index to represent its peer group benchmark rather than the Lipper VUF Large-Cap Core Funds Index because the Lipper VUF Large-Cap Value Funds Index more closely reflects the performance of the types of securities in which the Fund invests.